Annual Total Returns (Vanguard REIT Index Fund - Admiral Shares Participant:) (Vanguard REIT Index Fund, Vanguard REIT Index Fund - Admiral Shares)	12 Months Ended
Jan. 31, 2015
Vanguard REIT Index Fund | Vanguard REIT Index Fund - Admiral Shares
Annual Total Return
2014	30.32%
2013	2.42%
2012	17.69%
2011	8.62%
2010	28.49%
2009	29.76%
2008	(36.98%)
2007	(16.39%)
2006	35.16%
2005	12.01%